Schedule Of Estimated Future Minimum Lease Payment (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
2017	$ 17,838
2018	16,413
2019	15,620
2020	14,977
2021	14,428
Thereafter	70,891
Total	$ 150,167